Note 2 - Liquidity and Management Plans (Details Textual) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash and Cash Equivalents, at Carrying Value	$ 9,640,720	$ 15,116,531	$ 32,267,413	$ 38,027,509	$ 28,181,531	$ 15,152,226
Working Capital	$ 3,800,000	$ 13,500,000